UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,     Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

ASCENDANT BALANCED FUND

ASCENDANT MULTICAP EQUITY FUND

Semi-Annual Report

March 31, 2013

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2013

The Fund’s performance figures* for the periods ending March 31, 2013, compared to its benchmarks:

	Six Months	One Year	Inception**- March 31, 2013
Ascendant Balanced Fund Class A Shares	8.15%	8.87%	19.42%
Ascendant Balanced Fund Class A Shares with load	1.95%	2.60%	14.76%
Ascendant Balanced Fund Class C Shares	7.68%	8.05%	18.66%
Ascendant Balanced Fund Class I Shares	8.28%	9.10%	19.83%
S&P 500 Total Return Index	10.19%	13.96%	26.45%
BofA Merrill Lynch U.S. Corporate & Government Index	0.27%	4.75%	4.19%
Blended Benchmark Index***	6.18%	10.37%	17.27%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 2.39%, 3.14% and 2.14%, respectively, for Class A, Class C and Class I shares per the January 28, 2013 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P 500  Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

*** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index.

The Fund's Top Asset Classes are as follows:

		Percent of
Top Ten Asset Class/Industry Sector		Net Assets
Consumer, Non-cyclical		22.8%
Financial		19.9%
Energy		12.7%
Consumer, Cyclical		10.1%
Industrial		9.7%
Technology		8.4%
Communications		6.3%
Funds		4.9%
Basic Materials		1.8%
Utilities		1.8%
Other, Cash & Cash Equivalents		1.6%
		100.0%

Ascendant MultiCap Equity Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2013

The Fund’s performance figures* for the periods ending March 31, 2013, compared to its benchmarks:

	Six Months	One Year	Inception**- March 31, 2013
Ascendant MultiCap Equity Fund Class A Shares	9.59%	11.38%	24.06%
Ascendant MultiCap Equity Fund Class A Shares with load	3.28%	4.95%	19.22%
Ascendant MultiCap Equity Fund Class C Shares	9.31%	10.74%	23.44%
Ascendant MultiCap Equity Fund Class I Shares	9.79%	11.67%	24.56%
S&P Composite 1500 Index	10.93%	14.36%	26.96%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 2.42%, 3.17% and 2.17%, respectively, for Class A, Class C and Class I shares per the January 28, 2013 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P Composite 1500 is an investable U.S. equity benchmark.  The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

The Fund's Top Asset Classes are as follows:

		Percent of
Top Ten Asset Class/Industry Sector		Net Assets
Consumer, Non-Cyclical		24.2%
Financial		14.7%
Energy		13.6%
Consumer, Cyclical		10.1%
Industrial		9.8%
Communications		7.5%
Technology		7.3%
Funds		5.3%
Basic Materials		2.1%
Utilities		1.5%
Other, Cash & Cash Equivalents		3.9%
		100.0%

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2013
Shares		Value
	COMMON STOCKS - 59.3%
	AEROSPACE & DEFENSE - 1.1%
1,078	Lockheed Martin Corp.	$ 104,049
1,076	United Technologies Corp.	100,531
		204,580
	AGRICULTURE - 1.5%
2,975	Philip Morris International, Inc.	275,812

	AIRLINES - 0.5%
1,440	Alaska Air Group, Inc. *	92,102

	BANKS - 2.5%
5,768	BB&T Corp.	181,058
1,981	Northern Trust Corp.	108,083
1,019	Prosperity Bancshares, Inc.	48,290
1,291	Texas Capital Bancshares, Inc. *	52,221
2,537	US Bancorp	86,080
		475,732
	BIOTECHNOLOGY - 0.5%
1,453	Myriad Genetics, Inc.	36,906
889	United Therapeutics Corp. *	54,113
		91,019
	CHEMICALS - 1.0%
643	Ashland, Inc.	47,775
535	CF Industries Holdings, Inc.	101,848
766	Valspar Corp.	47,683
		197,306
	COMMERCIAL SERVICES - 2.7%
438	Alliance Data Systems Corp. *	70,908
1,594	Automatic Data Processing, Inc.	103,642
2,093	Deluxe Corp.	86,650
2,931	Kelly Services, Inc. - Class A	54,751
225	Mastercard, Inc. - Class A	121,754
876	WEX, Inc. *	68,766
		506,471
	COMPUTERS - 2.0%
2,601	Accenture PLC - Cl. A	197,598
297	Apple, Inc.	131,461
1,658	Synopsys, Inc. *	59,489
		388,548
	DISTRIBUTION & WHOLESALE - 0.8%
2,003	Genuine Parts Co.	156,234

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
2,014	American Express Co.	135,864

	ELECTRIC - 1.0%
3,162	Pinnacle West Capital Corp.	183,048

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,117	Belden, Inc.	$ 57,693

	ELECTRONICS - 1.0%
1,114	FEI Co.	71,909
1,435	Thermo Fisher Scientific, Inc.	109,763
		181,672
	FOOD - 2.6%
3,989	Campbell Soup Co.	180,941
4,120	ConAgra Foods, Inc.	147,537
2,211	Kraft Foods Group, Inc.	113,933
1,822	Seneca Foods Corp. *	60,162
		502,573
	HEALTHCARE-PRODUCTS - 0.3%
1,063	ResMed, Inc.	49,281

	HEALTHCARE-SERVICES - 0.7%
750	Community Health Systems, Inc.	35,542
1,576	UnitedHealth Group, Inc.	90,163
		125,705
	HOUSEHOLD PRODUCTS & WARES - 2.2%
1,909	Clorox Co.	169,004
1,829	Jarden Corp.	78,351
1,253	Kimberly-Clark Corp.	122,769
2,250	Prestige Brands Holdings, Inc. *	57,803
		427,927
	INSURANCE - 3.1%
2,531	ACE Ltd.	225,183
2,029	Aflac, Inc.	105,549
902	American Financial Group, Inc.	42,737
2,234	First American Financial Corp.	57,123
2,147	MetLife, Inc.	81,629
2,137	Protective Life Corp.	76,505
		588,726
	INTERNET - 0.5%
112	Google, Inc. - Class A *	88,931

	INVESTMENT COMPANIES - 0.4%
7,713	Prospect Capital Corp., 144A	84,149

	MACHINERY-DIVERSIFIED - 1.4%
1,045	Cummins, Inc.	121,021
1,765	Deere & Co.	151,755
		272,776
	METAL FABRICATE / HARDWARE - 0.3%
363	Valmont Industries, Inc.	57,089

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Shares		Value
	MINING - 0.3%
533	Freeport-McMoRan Copper & Gold, Inc.	$ 17,642
536	Goldcorp., Inc.	18,026
1,911	Yamana Gold, Inc.	29,334
		65,002
	MISCELLANEOUS MANUFACTURING - 1.5%
10,399	General Electric Co.	240,425
1,891	Hillenbrand, Inc.	47,804
		288,229
	OIL & GAS - 6.1%
271	Anadarko Petroleum Corp.	23,699
284	Apache Corp.	21,913
812	BP PLC - ADR	34,388
666	Canadian Natural Resources Ltd.	21,399
1,187	Chevron Corp.	141,039
105	CNOOC Ltd. - ADR	20,108
2,231	ConocoPhillips	134,083
3,805	Denbury Resources, Inc. *	70,963
335	Diamond Offshore Drilling, Inc.	23,303
981	EOG Resources, Inc.	125,637
1,581	Exxon Mobil Corp.	142,464
540	HollyFrontier Corp.	27,783
481	Imperial Oil Ltd.	19,654
5,004	Kodiak Oil & Gas Corp. *	45,486
633	Marathon Oil Corp.	21,345
281	Noble Energy, Inc.	32,500
235	Occidental Petroleum Corp.	18,417
2,829	Phillips 66	197,945
189	Royal Dutch Shell PLC	12,315
850	Suncor Energy, Inc.	25,508
		1,159,949
	OIL & GAS SERVICES - 0.6%
135	Core Laboratories NV	18,619
504	Halliburton Co.	20,367
448	National Oilwell Varco, Inc.	31,696
228	Oil States International, Inc. *	18,598
694	Superior Energy Services, Inc.	18,023
		107,303
	PACKAGING & CONTAINERS - 0.1%
407	Packaging Corp. of America	18,262

	PHARMACEUTICALS - 5.4%
1,781	Abbott Laboratories	62,905
2,967	AbbVie, Inc.	120,994
2,857	Eli Lilly & Co.	162,249
1,432	Johnson & Johnson	116,751
5,268	Merck & Co., Inc.	233,004
1,529	Omnicare, Inc.	62,261
9,220	Pfizer, Inc.	266,089
		1,024,253

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Shares		Value
	PIPELINES - 2.2%
330	Enterprise Products Partners LP	$ 19,896
2,408	Magellan Midstream Partners LP	128,659
1,937	ONEOK Partners LP	111,184
2,934	Plains All American Pipeline LP	165,712
		425,451
	REAL ESTATE - 0.8%
2,108	WP Carey & Co. LLC	142,079

	REITS - 2.1%
1,078	Camden Property Trust	74,037
1,260	Extra Space Storage, Inc.	49,480
5,043	Omega Healthcare Investors, Inc.	153,105
1,453	Rayonier, Inc.	86,701
1,035	Weyerhaeuser Co.	32,478
		395,801
	RETAIL - 5.3%
697	Coinstar, Inc. *	40,719
2,557	CVS Caremark Corp.	140,609
6,992	Foot Locker, Inc.	239,406
3,454	Gap, Inc./The	122,272
3,505	Home Depot, Inc.	244,579
902	PetSmart, Inc.	56,014
2,362	TJX Cos., Inc.	110,423
507	Tractor Supply Co.	52,794
		1,006,816
	SEMICONDUCTORS - 1.1%
3,923	Intel Corp.	85,718
1,304	QUALCOMM, Inc.	87,303
948	Silicon Laboratories, Inc. *	39,209
		212,230
	SOFTWARE - 1.6%
1,432	Fiserv, Inc. *	125,773
5,999	Microsoft Corp.	171,631
		297,404
	TELECOMMUNICATIONS - 4.4%
6,986	AT&T, Inc.	256,316
10,853	Cisco Systems, Inc.	226,936
3,390	Motorola Solutions, Inc.	217,062
1,178	NeuStar, Inc. - Class A *	54,812
1,737	Verizon Communications, Inc.	85,374
		840,500
	TRUCKING & LEASING - 0.7%
3,052	TAL International Group, Inc.	138,286

	TOTAL COMMON STOCKS (Cost $9,716,002)	11,264,803

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 4.9%
	COMMODITY FUNDS - 0.3%
837	iShares Silver Trust *	$ 22,951
215	SPDR Gold Shares *	33,207
		56,158
	EQUITY FUNDS - 4.6%
15,175	SPDR Barclays High Yield Bond ETF	623,844
3,200	Vanguard Short-Term Bond ETF	259,168
		883,012

	TOTAL EXCHANGE TRADED FUNDS (Cost $936,443)	939,170

Principal ($)
	NON-CONVERTIBLE BONDS - 10.1%
	AEROSPACE & DEFENSE - 1.1%
166,000	Lockheed Martin Corp., 7.65% due 5/1/16	198,622

	AGRICULTURE - 0.1%
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	17,547

	BANKS - 2.2%
191,000	Bank of America Corp., 5.125% due 11/15/14	203,001
45,000	Goldman Sachs Group, Inc., 5.25% due 7/27/21	50,886
144,000	Wells Fargo & Co., 5.125% due 9/15/16	161,989
		415,876
	BEVERAGES - 0.2%
28,000	PepsiCo, Inc., 5.00% due 6/1/18	32,896

	ELECTRIC - 0.8%
149,000	Constellation Energy Group, Inc., 4.55% due 6/15/15	159,850

	FOOD - 1.0%
173,000	Nabisco, Inc., 7.55% due 6/15/2015	197,641

	INSURANCE - 1.2%
222,000	Genworth Financial, Inc., 4.95% due 10/1/15	235,872

	IRON & STEEL - 0.4%
68,000	Nucor Corp., 5.75% due 12/1/17	80,976

	OFFICE & BUSINESS EQUIPMENT - 1.1%
176,000	Xerox Corp., 7.20% due 4/1/16	201,483

	PHARMACEUTICALS - 0.6%
28,000	Merck & Co., Inc., 5.00% due 6/30/19	33,361
68,000	Pfizer, Inc., 4.65% due 3/1/18	79,015
		112,376
	RETAIL - 0.2%
29,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	32,925

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Principal ($)		Value
	TRUCKING & LEASING - 1.2%
230,000	Penske Truck Leasing Co. LP., 144A, 2.50% due 3/15/16	$ 235,604

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,898,694)	1,921,668

	CONVERTIBLE BONDS- 24.0%
	AGRICULTURE - 0.7%
134,000	Alliance One International, Inc., 5.50% due 7/15/14	137,518

	AUTO MANUFACTURERS - 0.9%
174,000	Navistar International Corp., 3.00% due 10/15/14	178,459

	AUTO PARTS & EQUIPMENT - 0.9%
174,000	Meritor, Inc., 4.625% due 3/1/26	169,650

	BIOTECHNOLOGY - 0.9%
49,000	Charles River Laboratories International, Inc., 2.25% due 6/15/13	49,521
142,000	Dendreon Corp., 2.875% due 1/15/16	113,955
		163,476
	COAL - 0.8%
154,000	Alpha Appalachia Holdings, Inc., 3.25% due 8/1/15	148,995

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
249,000	BGC Partners, Inc., 4.50% due 7/15/16	247,599
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	151,686
175,000	Knight Capital Group, Inc., 3.50% due 3/15/15	174,563
		573,848
	FOOD - 1.4%
280,000	Chiquita Brands International, Inc., 4.25% due 8/15/16	256,900

	HEALTHCARE-PRODUCTS - 1.4%
265,000	NuVasive, Inc., 2.75% due 7/1/17	259,015

	HEALTHCARE-SERVICES - 0.8%
119,000	Brookdale Senior Living, Inc., 2.75% due 6/15/18	144,213

	INSURANCE - 1.1%
182,000	Radian Group, Inc., 3.00% due 11/15/17	219,083

	INVESTMENT COMPANIES - 2.7%
240,000	Apollo Investment Corp., 5.75% due 1/15/16	256,200
250,000	Prospect Capital Corp., 5.875% due 1/15/19	261,094
		517,294
	OIL & GAS - 3.0%
179,000	Chesapeake Energy Corp., 2.50% due 5/15/37	172,399
203,000	Goodrich Petroleum Corp., 5.00% due 10/1/29	202,873
204,000	Stone Energy Corp., 144A, 1.75% due 3/1/17	188,445
		563,717
	RETAIL - 1.4%
142,000	Charming Shoppes, Inc., 1.125% due 5/1/14	129,220
120,000	Rite Aid Corp., 8.50% due 5/15/15	143,100
		272,320

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2013
Principal ($)		Value
	SEMICONDUCTORS - 2.6%
264,000	Advanced Micro Devices, Inc., 6.00% due 5/1/15	$ 263,670
300,000	GT Advanced Technologies, Inc., 3.00% due 10/1/17	230,813
		494,483
	TELECOMMUNICATIONS - 1.4%
230,000	Clearwire Communications LLC, 144A, 8.25% due 12/1/40	257,313

	TRANSPORTATION - 1.0%
228,000	DryShips, Inc., 5.00% due 12/1/14	197,647

	TOTAL CONVERTIBLE BONDS (Cost $4,247,338)	4,553,931

	U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.5%
37,000	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	46,935
38,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	48,679
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	95,614
	(Cost $89,213)
Contracts
	PURCHASED PUT OPTIONS- 0.1%
82	S&P 500 Index
	Expiration April 2013, Exercise Price $14.50 (Cost $28,234)	10,660

Shares
	SHORT-TERM INVESTMENT- 0.7%
	MONEY MARKET FUND- 0.7%
131,849	Dreyfus Cash Management, 0.20% ** (Cost $131,849)	131,849

	TOTAL INVESTMENTS - 99.6% (Cost $17,047,773) (a)	$ 18,917,695
	OTHER ASSETS AND LIABILITIES - 0.4%	83,084
	NET ASSETS - 100.0%	$ 19,000,779

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,065,255 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,924,364
	Unrealized Depreciation:	(71,924)
	Net Unrealized Appreciation:	$ 1,852,440

* Non-Income producing security.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2013 securities amounted to $942,455 or 4.96% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCKS - 90.9%
	AEROSPACE & DEFENSE - 1.7%
175	Lockheed Martin Corp.	$ 16,891
175	United Technologies Corp.	16,350
		33,241
	AGRICULTURE - 2.2%
485	Philip Morris International, Inc.	44,964

	AIRLINES - 0.7%
234	Alaska Air Group, Inc. *	14,967

	BANKS - 3.9%
940	BB&T Corp.	29,507
323	Northern Trust Corp.	17,623
166	Prosperity Bancshares, Inc.	7,867
210	Texas Capital Bancshares, Inc. *	8,495
414	U.S. Bancorp	14,047
		77,539
	BIOTECHNOLOGY - 0.4%
234	Myriad Genetics, Inc. *	5,944
145	United Therapeutics Corp. *	8,826
		14,770
	CHEMICALS - 1.6%
104	Ashland, Inc.	7,727
87	CF Industries Holdings, Inc.	16,562
124	Valspar Corp.	7,719
		32,008
	COMMERCIAL SERVICES - 4.1%
71	Alliance Data Systems Corp. *	11,494
259	Automatic Data Processing, Inc.	16,840
341	Deluxe Corp.	14,117
478	Kelly Services, Inc. - Class A	8,929
36	Mastercard, Inc. - Class A	19,481
142	WEX, Inc. *	11,147
		82,008
	COMPUTERS - 3.1%
424	Accenture PLC - Class A	32,211
48	Apple, Inc.	21,246
270	Synopsys, Inc. *	9,688
		63,145
	DISTRIBUTION & WHOLESALE - 1.3%
327	Genuine Parts Co.	25,506

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
328	American Express Co.	22,127

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)(Continued)
Shares		Value
	ELECTRIC - 1.5%
515	Pinnacle West Capital Corp.	$ 29,813

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
182	Belden, Inc.	9,400

	ELECTRONICS - 1.5%
181	FEI Co.	11,684
234	Thermo Fisher Scientific, Inc.	17,899
		29,583
	FOOD - 4.1%
651	Campbell Soup Co.	29,529
671	ConAgra Foods, Inc.	24,029
359	Kraft Foods Group, Inc.	18,499
297	Seneca Foods Corp. - Class A *	9,807
		81,864
	HEALTHCARE-PRODUCTS - 0.4%
173	ResMed, Inc.	8,020

	HEALTHCARE-SERVICES - 1.0%
122	Community Health Systems, Inc.	5,782
256	UnitedHealth Group, Inc.	14,646
		20,428
	HOUSEHOLD PRODUCTS & WARES - 3.5%
311	Clorox Co.	27,533
297	Jarden Corp. *	12,726
204	Kimberly-Clark Corp.	19,988
366	Prestige Brands Holdings, Inc. *	9,403
		69,650
	INSURANCE - 4.8%
412	ACE Ltd.	36,656
329	Aflac, Inc.	17,115
147	American Financial Group, Inc.	6,965
363	First American Financial Corp.	9,282
350	MetLife, Inc.	13,307
348	Protective Life Corp.	12,458
		95,783
	INTERNET - 0.7%
18	Google, Inc. - Class A *	14,293

	INVESTMENT COMPANIES - 0.7%
1,269	Prospect Capital Corp.	13,845

	MACHINERY-DIVERSIFIED - 2.2%
170	Cummins, Inc.	19,688
287	Deere & Co.	24,676
		44,364

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)(Continued)
Shares		Value
	METAL FABRICATE / HARDWARE - 0.5%
59	Valmont Industries, Inc.	$ 9,279

	MINING - 0.5%
86	Freeport-McMoRan Copper & Gold, Inc.	2,847
87	Goldcorp., Inc.	2,926
311	Yamana Gold, Inc.	4,774
		10,547
	MISCELLANEOUS MANUFACTURING - 2.3%
1,695	General Electric Co.	39,188
308	Hillenbrand, Inc.	7,786
		46,974
	OIL & GAS - 9.3%
44	Anadarko Petroleum Corp.	3,848
46	Apache Corp.	3,549
132	BP PLC - ADR	5,590
108	Canadian Natural Resources Ltd.	3,470
194	Chevron Corp.	23,051
17	CNOOC Ltd. - ADR	3,255
362	ConocoPhillips	21,756
621	Denbury Resources, Inc. *	11,582
54	Diamond Offshore Drilling, Inc.	3,756
158	EOG Resources, Inc.	20,235
257	Exxon Mobil Corp.	23,158
88	HollyFrontier Corp.	4,528
78	Imperial Oil Ltd.	3,187
816	Kodiak Oil & Gas Corp. *	7,417
103	Marathon Oil Corp.	3,473
45	Noble Energy, Inc.	5,205
38	Occidental Petroleum Corp.	2,978
460	Phillips 66	32,186
30	Royal Dutch Shell PLC - ADR	1,955
138	Suncor Energy, Inc.	4,141
		188,320
	OIL & GAS SERVICES - 0.9%
21	Core Laboratories NV	2,896
82	Halliburton Co.	3,314
73	National Oilwell Varco, Inc.	5,165
37	Oil States International, Inc. *	3,018
113	Superior Energy Services, Inc. *	2,935
		17,328
	PACKAGING & CONTAINERS - 0.2%
66	Packaging Corp. of America	2,961

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)(Continued)

Shares		Value
	PHARMACEUTICALS - 8.3%
290	Abbott Laboratories	$ 10,243
481	AbbVie, Inc.	19,615
465	Eli Lilly & Co.	26,407
233	Johnson & Johnson	18,996
859	Merck & Co., Inc.	37,994
249	Omnicare, Inc.	10,139
1,503	Pfizer, Inc.	43,377
		166,771
	PIPELINES - 3.4%
53	Enterprise Products Partners LP	3,195
392	Magellan Midstream Partners LP	20,945
315	ONEOK Partners LP	18,081
478	Plains All American Pipeline LP	26,997
		69,218
	REAL ESTATE - 1.2%
344	WP Carey & Co. LLC	23,186

	REITS - 3.2%
175	Camden Property Trust	12,019
205	Extra Space Storage, Inc.	8,050
822	Omega Healthcare Investors, Inc.	24,956
236	Rayonier, Inc.	14,082
168	Weyerhaeuser Co.	5,272
		64,379
	RETAIL - 8.1%
113	Coinstar, Inc. *	6,601
417	CVS Caremark Corp.	22,931
1,141	Foot Locker, Inc.	39,068
563	Gap, Inc. / The	19,930
571	Home Depot, Inc.	39,844
146	PetSmart, Inc.	9,067
385	TJX Cos., Inc.	17,999
82	Tractor Supply Co.	8,539
		163,979
	SEMICONDUCTORS - 1.7%
639	Intel Corp.	13,962
212	QUALCOMM, Inc.	14,193
154	Silicon Laboratories, Inc. *	6,369
		34,524
	SOFTWARE - 2.4%
233	Fiserv, Inc. *	20,464
978	Microsoft Corp.	27,981
		48,445

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)(Continued)
Shares		Value
	TELECOMMUNICATIONS - 6.8%
1,139	AT&T, Inc.	$ 41,790
1,769	Cisco Systems, Inc.	36,990
552	Motorola Solutions, Inc.	35,345
192	NeuStar, Inc. - Class A *	8,934
283	Verizon Communications, Inc.	13,909
		136,968
	TRUCKING & LEASING - 1.1%
497	TAL International Group, Inc.	22,519

	TOTAL COMMON STOCKS (Cost $1,408,479)	1,832,716

	EXCHANGE TRADED FUNDS - 5.3%
	COMMODITY FUNDS - 0.5%
136	iShares Silver Trust *	3,729
35	SPDR Gold Shares *	5,406
		9,135
	EQUITY FUNDS - 4.8%
74	iShares Core S&P Mid-Cap ETF	8,515
97	iShares Core S&P Small-Cap ETF	8,445
578	iShares Dow Jones Select Dividend Index Fund	36,645
190	iShares S&P North American Natural Resources Sector Index Fund	7,708
228	SPDR S&P 500 ETF Trust	35,694
		97,007

	TOTAL EXCHANGE TRADED FUNDS (Cost $100,386)	106,142

	SHORT-TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
81,014	Dreyfus Cash Management, 0.20% ** (Cost $81,014)	81,014

	TOTAL INVESTMENTS - 100.2% (Cost $1,589,879) (a)	$ 2,019,872
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.2)%	(3,626)
	NET ASSETS - 100.0%	$ 2,016,246

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,597,541 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 427,068
	Unrealized Depreciation:	(4,737)
	Net Unrealized Appreciation:	$ 422,331
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day yield on March 31, 2013.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

	Ascendant Balanced Fund	Ascendant MultiCap Equity Fund
ASSETS
Investment securities:
At cost	$ 17,047,773	$ 1,589,879
At value	$ 18,917,695	$ 2,019,872
Dividends and interest receivable	107,681	4,038
Due from Adviser	-	12,963
Prepaid expenses & other assets	4,676	-
TOTAL ASSETS	19,030,052	2,036,873

LIABILITIES
Investment advisory fees payable	18,969	-
Fees payable to other affiliates	6,633	10,711
Accrued expenses and other liabilities	2,821	9,697
Distribution (12b-1) fees payable	850	219
TOTAL LIABILITIES	29,273	20,627
NET ASSETS	$ 19,000,779	$ 2,016,246

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 17,093,946	$ 1,516,952
Accumulated net investment income (loss)	37,631	(3,002)
Accumulated net realized gain (loss) from security transactions	(720)	72,303
Net unrealized appreciation of investments	1,869,922	429,993
NET ASSETS	$ 19,000,779	$ 2,016,246

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

	Ascendant Balanced Fund	Ascendant MultiCap Equity Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 3,640,856	$ 1,048,990
Shares of beneficial interest outstanding	281,020	77,167
Net asset value (Net Assets ÷ Shares Outstanding),
and redemption price per share (a)	$ 12.96	$ 13.59
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 13.75	$ 14.42

Class C Shares:
Net Assets	$ 217,142	$ 18,392
Shares of beneficial interest outstanding	16,905	1,364
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 12.84	$ 13.49

Class I Shares:
Net Assets	$ 15,142,781	$ 948,864
Shares of beneficial interest outstanding	1,163,044	69,421
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 13.02	$ 13.67

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF OPERATIONS
For Six Months Ended March 31, 2013 (Unaudited)

	Ascendant Balanced	Ascendant MultiCap
	Fund	Equity Fund
INVESTMENT INCOME
Dividends	$ 104,743	$ 27,845
Interest	71,557	23
Less: Foreign withholding taxes	(199)	(16)
TOTAL INVESTMENT INCOME	176,101	27,852

EXPENSES
Investment advisory fees	67,569	12,631
Distribution (12b-1) fees:
Class A	4,901	1,557
Class C	1,004	82
Administration fees	20,925	18,636
Fund accounting fees	13,536	13,536
Transfer agent fees	9,906	9,612
Audit fees	6,621	6,621
Registration fees	4,905	4,905
Compliance officer fees	2,867	198
Custody fees	2,454	2,454
Legal fees	2,327	2,327
Trustees' fees	1,863	1,863
Shareholder reporting expense	1,226	1,226
Insurance expense	245	48
Other expenses	1,471	1,226
TOTAL EXPENSES	141,820	76,922

Less: Fees waived and expenses reimbursed by the Adviser	(6,851)	(51,696)

NET EXPENSES	134,969	25,226
NET INVESTMENT INCOME	41,132	2,626

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	16,851	80,612
Net change in unrealized appreciation on investments	917,090	103,021
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	933,941	183,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 975,073	$ 186,259

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2013	Period Ended
FROM OPERATIONS	(Unaudited)	September 30, 2012 (a)
Net investment income	$ 41,132	$ 15,542
Net realized gain from security transactions	16,851	4,134
Distributions of capital gains from underlying investment companies	-	3,230
Net change in unrealized appreciation of investments	917,090	952,832
Net increase in net assets resulting from operations	975,073	975,738

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(13,720)	(7,976)
Class C	(605)	-	(b)
Class I	(18,077)	(1,770)
From net investment income:
Class A	-	(1,086)
Class I	-	(744)
Net decrease in net assets from distributions to shareholders	(32,402)	(11,576)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	173,677	6,677,234
Class C	1,765	232,223
Class I	9,434,055	6,819,814
Net asset value of shares issued in reinvestment of distributions
Class A	13,704	8,622
Class C	590	-
Class I	18,054	2,456
Payments for shares redeemed
Class A	(1,379,233)	(2,795,470)
Class C	(1,700)	(35,705)
Class I	(1,657,476)	(419,755)
Redemption fee proceeds
Class A	198	431
Class C	9	4
Class I	279	170
Net increase in net assets from shares of beneficial interest	6,603,922	10,490,024

TOTAL INCREASE IN NET ASSETS	7,546,593	11,454,186

NET ASSETS
Beginning of Period	11,454,186
End of Period*	$ 19,000,779	$ 11,454,186
*Includes accumulated net investment income (loss) of:	$ 37,631	$ (3,501)
(a) The Ascendant Balanced Fund commenced operations on October 5, 2011.
(b) Less than $1.00.

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2013	September 30, 2012 (a)
SHARE ACTIVITY - CLASS A	(Unaudited)	(Unaudited)
Shares Sold	14,310	619,296
Shares Reinvested	1,152	801
Shares Redeemed	(115,236)	(239,302)
Net increase (decrease) in shares of beneficial interest outstanding	(99,775)	380,795

SHARE ACTIVITY - CLASS C
Shares Sold	144	19,943
Shares Reinvested	50	-
Shares Redeemed	(142)	(3,090)
Net increase in shares of beneficial interest outstanding	52	16,853

SHARE ACTIVITY - CLASS I
Shares Sold	745,413	588,870
Shares Reinvested	1,511	228
Shares Redeemed	(137,407)	(35,571)
Net increase in shares of beneficial interest outstanding	609,517	553,527

(a) The Ascendant Balanced Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2013	Period Ended
FROM OPERATIONS	(Unaudited)	September 30, 2012 (a)
Net investment income	$ 2,626	$ 313
Net realized gain from security transactions	80,612	12,082
Net change in unrealized appreciation of investments	103,021	326,972
Net increase in net assets resulting from operations	186,259	339,367

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(4,623)	(15,102)
Class C	(52)	-
Class I	(3,085)	(4,329)
From net investment income:
Class I	-	(100)
Net decrease in net assets from distributions to shareholders	(7,760)	(19,531)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	11,925	1,958,190
Class C	600	15,783
Class I	68,216	1,031,885
Net asset value of shares issued in reinvestment of distributions
Class A	4,307	15,102
Class C	52	4,422
Class I	3,085
Payments for shares redeemed
Class A	(601,693)	(664,433)
Class C	-	(80)
Class I	(196,057)	(133,413)
Redemption fee proceeds
Class A	-	16
Class I	-	4
Net increase (decrease) in net assets from shares of beneficial interest	(709,565)	2,227,476

TOTAL INCREASE IN NET ASSETS	(531,066)	2,547,312

NET ASSETS
Beginning of Period	2,547,312	-
End of Period*	$ 2,016,246	$ 2,547,312
*Includes accumulated net investment loss of:	$ (3,002)	$ (5,628)
(a)	The Ascendant MultiCap Equity Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2013	Period Ended
SHARE ACTIVITY - CLASS A	(Unaudited)	September 30, 2012 (a)
Shares Sold	945	178,084
Shares Reinvested	353	1,396
Shares Redeemed	(47,992)	(55,618)
Net increase (decrease) in shares of beneficial interest outstanding	(46,695)	123,862

SHARE ACTIVITY - CLASS C
Shares Sold	48	1,318
Shares Reinvested	4	(6)
Net increase in shares of beneficial interest outstanding	52	1,312

SHARE ACTIVITY - CLASS I
Shares Sold	5,411	89,906
Shares Reinvested	252	408
Shares Redeemed	(15,562)	(10,994)
Net increase (decrease) in shares of beneficial interest outstanding	(9,899)	79,320

(a)	The Ascendant MultiCap Equity Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A				Class C
		Six Months				Six Months
		Ended		Period Ended		Ended		Period Ended
		March 31, 2013		September 30,		March 31, 2013		September 30,
		(Unaudited)		2012 (1)		(Unaudited)		2012 (1)
Net asset value, beginning of period		$ 12.02		$ 10.00		$ 11.96		$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.03		0.01		(0.01)		(0.07)
	Net realized and unrealized
	gain on investments	0.95		2.03		0.93		2.05
Total from investment operations		0.98		2.04		0.92		1.98

Less distributions from:
	Net investment income	-		(0.00)	(3)	-		-
	Net realized gains	(0.04)		(0.02)		(0.04)		(0.02)
Total distributions		(0.04)		(0.02)		(0.04)		(0.02)

Paid-in-Capital From Redemption Fees		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period		$ 12.96		$ 12.02		$ 12.84		$ 11.96

Total return (4)(8)		8.15%		20.41%		7.68%		19.79%

Net assets, at end of period (000s)		$ 3,641		$ 4,577		$ 217		$ 202

Ratio of gross expenses to average
	net assets (5)(6)(7)	2.52%		3.35%		3.27%		4.10%
Ratio of net expenses to average
	net assets (6)(7)	2.35%		2.35%		3.10%		3.10%
Ratio of net investment income (loss)
	to average net assets (6)(7)(9)	0.52%		0.10%		(0.24)%		(0.65)%

Portfolio Turnover Rate (8)		49%		150%		49%		150%

(1)	The Ascendant Balanced Fund's Class A and Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months
		Ended		Period Ended
		March 31, 2013		September 30,
		(Unaudited)		2012 (1)
Net asset value, beginning of period		$ 12.06		$ 10.00

Activity from investment operations:
	Net investment income (2)	0.05		0.04
	Net realized and unrealized
	gain on investments	0.95		2.05
Total from investment operations		1.00		2.09

Less distributions from:
	Net investment income	-		(0.01)
	Net realized gains	(0.04)		(0.02)
Total distributions		(0.04)		(0.03)

Paid-in-Capital From Redemption Fees		0.00	(3)	0.00	(3)

Net asset value, end of period		$ 13.02		$ 12.06

Total return (4)(8)		8.28%		20.87%

Net assets, at end of period (000s)		$ 15,143		$ 6,676

Ratio of gross expenses to average
	net assets (5)(6)(7)	2.18%		3.10%
Ratio of net expenses to average
	net assets (6)(7)	2.10%		2.10%
Ratio of net investment income (loss)
	to average net assets (6)(7)(9)	0.76%		0.35%

Portfolio Turnover Rate (8)		49%		150%

(1)	The Ascendant Balanced Fund's Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A			Class C
	Six Months			Six Months
	Ended	Period Ended		Ended	Period Ended
	March 31, 2013	September 30,		March 31, 2013	September 30,
	(Unaudited)	2012 (1)		(Unaudited)	2012 (1)
Net asset value, beginning of period	$ 12.44	$ 10.00		$ 12.38	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01	(0.01)		(0.04)	(0.10)
Net realized and unrealized
gain on investments	1.18	2.57		1.19	2.60
Total from investment operations	1.19	2.56		1.15	2.50

Less distributions from:
Net realized gains	(0.04)	(0.12)		(0.04)	(0.12)
Total distributions	(0.04)	(0.12)		(0.04)	(0.12)

Paid-in-Capital From Redemption Fees	-	0.00	(3)	-	-

Net asset value, end of period	$ 13.59	$ 12.44		$ 13.49	$ 12.38

Total return (4)(8)	9.59%	25.75%		9.31%	25.14%

Net assets, at end of period (000s)	$ 1,049	$ 1,540		$ 18	$ 16

Ratio of gross expenses to average
net assets (5)(6)(7)	7.08%	7.45%		7.94%	8.20%
Ratio of net expenses to average
net assets (6)(7)	2.40%	2.40%		3.15%	3.15%
Ratio of net investment income (loss)
to average net assets (6)(7)(9)	0.14%	(0.06)%		(0.63)%	(0.81)%

Portfolio Turnover Rate (8)	37%	158%		37%	158%

(1)	The Ascendant MultiCap Equity Fund's Class A and Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6) Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8) Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months
		Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 12.49	$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.02	0.02
	Net realized and unrealized
	gain on investments	1.20	2.59
Total from investment operations		1.22	2.61

Less distributions from:
	Net investment income	-	(0.00)	(3)
	Net realized gains	(0.04)	(0.12)
Total distributions		(0.04)	(0.12)

Paid-in-Capital From Redemption Fees		-	0.00	(3)

Net asset value, end of period		$ 13.67	$ 12.49

Total return (4)(8)		9.79%	26.28%

Net assets, at end of period (000s)		$ 949	$ 991

Ratio of gross expenses to average
	net assets (5)(6)(7)	6.90%	7.20%
Ratio of net expenses to average
	net assets (6)(7)	2.15%	2.15%
Ratio of net investment income (loss)
	to average net assets (6)(7)(9)	0.38%	0.19%

Portfolio Turnover Rate (8)		37%	158%

(1)	The Ascendant MultiCap Equity Fund's Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.

ORGANIZATION

The Ascendant Balanced Fund (“ABF”) and Ascendant MultiCap Equity Fund (“AMEF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. ABF seeks total return from income and growth of capital. AMEF seeks growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund’s investments in private investment funds are presented at fair value as determined by the Advisor. The Fund’s private investment funds are subject to the terms and conditions of the respective

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

 operating agreements and offering memorandums, as appropriate.  In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memorandums.  The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.  These investments are classified as Level 2 investments as they can be redeemed daily at fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Funds’ assets and liabilities measured at fair value:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Ascendant Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,264,803	$ -	$ -	$ 11,264,803
Exchange Traded Funds	939,170	-	-	939,170
Non-Convertible Bonds	-	1,921,668	-	1,921,668
Convertible Bonds	-	4,553,931	-	4,553,931
U.S. Government Treasury Obligations	-	95,614	-	95,614
Purchased Put Options	10,660	-	-	10,660
Short-Term Investment	131,849	-	-	131,849
Total	$ 12,346,482	$ 6,571,213	$ -	$ 18,917,695

Ascendant MultiCap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,832,716	$ -	$ -	$ 1,832,716
Exchange Traded Funds	106,142	-	-	106,142
Short-Term Investment	81,014	-	-	81,014
Total	$ 2,019,872	$ -	$ -	$ 2,019,872

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2013 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $13,035,625 and $5,983,483, respectively, for ABF. For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $785,836 and $1,501,536, respectively, for AMEF.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Ascendant Advisors, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of ABF and 1.15% of AMEF average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse ABF and AMEF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class A	Class C	Class I
ABF	2.35%	3.10%	2.10%
AMEF	2.40%	3.15%	2.15%

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.  For the period ended March 31, 2013, the Adviser waived fees and reimbursed expenses in the amount of $6,851 for ABF and $51,696 for AMEF.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the funds by the following dates:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

During the period ended March 31, 2013, AWM Services, LLC, a registered broker/dealer and an affiliate of the Funds executed trades on behalf of the Funds.  AWM Services, LLC received $32,546 from ABF and $8,707 from AMEF in brokerage commissions.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate GFS. On sales of ABF’s Class A shares for the period ended March 31, 2013, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of AMEF’s Class A shares for the period ended March 31, 2013, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended September 30, 2012 were as follows:

Fiscal Period Ended September 30, 2012
	Ordinary	Long-Term
	Income	Capital Gain	Total
ABF	$ 11,576	$ -	$ 11,576
AMEF	19,531	-	19,531

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
ABF	$ 25,813	$ 5,065	$ -	$ (2,066)	$ 935,350	$ 964,162
AMEF	6,661	722	-	(5,898)	319,310	320,795

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain/(loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales, the tax treatment of short-term capital gains and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ABF	$ 2,066
AMEF	5,898

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the period ended September 30, 2012 as follows:

	Paid in	Accumulated Net	Accumulated Net Realized Gain/(Loss)
	Capital	Investment Loss	from Security Transactions
ABF	$ -	$ (17,213)	$ 17,213
AMEF	(959)	(5,841)	6,800

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended March 31, 2013, ABF assessed $486 in redemption fees.

8.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Ascendant Funds

EXPENSE EXAMPLES (Unaudited)

March 31, 2013

As a shareholder of Ascendant Balanced Fund and Ascendant MultiCap Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant MultiCap Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/13*	Expense Ratio During Period 10/1/12 – 3/31/13**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,081.50	$ 12.20	2.35%
Class C	1,000.00	1,076.80	16.05	3.10%
Class I	1,000.00	1,082.80	10.92	2.10%
Ascendant MultiCap Equity Fund: Class A	$1,000.00	$1,095.90	$ 12.54	2.40%
Class C	1,000.00	1,093.10	16.44	3.15%
Class I	1,000.00	1,097.90	11.25	2.15%

The Ascendant Funds

EXPENSE EXAMPLES (Unaudited)(Continued)

March 31, 2013

Hypothetical (5% return before Expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/13*	Expense Ratio During Period 10/1/12 –3/31/13**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,013.21	$ 11.80	2.35%
Class C	1,000.00	1,009.47	15.53	3.10%
Class I	1,000.00	1,014.45	10.56	2.10%
Ascendant MultiCap Equity Fund: Class A	$1,000.00	$1,012.96	$ 12.04	2.40%
Class C	1,000.00	1,009.22	15.78	3.15%
Class I	1,000.00	1,014.21	10.80	2.15%

*  Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) days for each Fund’s divided by the number of days in the fiscal year (365).

** Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/7/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/7/13